Severance Indemnities and Pension Plans (Amounts Recognized in OCI) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	¥ 47,026	¥ (24,790)
Prior service cost arising during the year	0	(1,053)
Losses (gains) due to amortization:
Net actuarial loss (gain)	(1,446)	(770)
Prior service cost	1,396	1,280
Curtailment and settlement	4,860	5,820
Foreign currency translation adjustments	0	0
Total changes in Accumulated OCI	51,836	(19,513)
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	59,505	(40,559)
Prior service cost arising during the year	(597)	402
Losses (gains) due to amortization:
Net actuarial loss (gain)	(7,534)	(16,573)
Prior service cost	3,124	2,802
Curtailment and settlement	(84,345)	(44)
Foreign currency translation adjustments	6,096	6,683
Total changes in Accumulated OCI	(23,751)	(47,289)
One-time write off	84,345
Foreign offices and subsidiaries | Other benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	4,129	(4,471)
Prior service cost arising during the year	0	55
Losses (gains) due to amortization:
Net actuarial loss (gain)	(155)	64
Prior service cost	432	385
Curtailment and settlement	0	0
Foreign currency translation adjustments	(332)	(139)
Total changes in Accumulated OCI	¥ 4,074	¥ (4,106)